ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule Of Accounts Payable [Table Text Block]
Accounts payable consist of the following at December 31, 2013 and 2012, respectively:

	December 31,
	2013	2012

Accounts payable	$1,272,381	$4,069,697
Notes payable	13,205,785	6,415,627
	$14,478,166	$10,485,324